Deferred Income Tax asset and liability - Reconciliation of effective income tax rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before Income Tax	S/ 2,133,194	S/ 2,302,291	S/ 310,616
Theoretical tax	629,292	679,176	91,632
Increase (decrease) in income of Subsidiaries not domiciled in Peru	11,412	(39,498)	(54,020)
Non-taxable income, net	(244,154)	(224,780)	(131,595)
Permanent non-deductible expenses	61,833	69,367	28,452
Non-taxable translation results	4,154	17,847	(7,402)
Income Tax	S/ 462,537	S/ 502,112	S/ (72,933)
Income before Income Tax	100.00%	100.00%	100.00%
Theoretical tax	29.50%	29.50%	29.50%
Increase (decrease) in income of Subsidiaries not domiciled in Peru	0.50%	(1.70%)	(17.40%)
Non-taxable income, net	(11.40%)	(9.80%)	(42.40%)
Permanent non-deductible expenses	2.90%	3.00%	9.20%
Non-taxable translation results	0.20%	0.80%	(2.40%)
Income Tax	21.70%	21.80%	(23.50%)